Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 4 – Cash and Cash Equivalents

	December 31	December 31
	2021	2020
	USD thousands	USD thousands
Cash in USD	15,596	1,021
Cash in NIS	1,688	7,627
Cash in Euro	1,892	4,908
Total cash and cash equivalents	19,176	13,556